Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
On December 31, 2018, the Company completed the annual reviews of the carrying value of goodwill in its E&P Technology & Services and Optimization Software & Services reporting units and noted no impairments. The qualitative assessment concluded it was more likely than not that the fair values of the Company’s E&P Technology & Services and Optimization Software & Services reporting units exceeded their carrying values.
The following is a summary of the changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 (in thousands):

	E&P Technology & Services	Optimization Software & Services	Total
Balance at January 1, 2017	$2,943	$19,265	$22,208
Impact of foreign currency translation adjustments	—	1,881	1,881
Balance at December 31, 2017	2,943	21,146	24,089
Impact of foreign currency translation adjustments	—	(1,174)	(1,174)
Balance at December 31, 2018	$2,943	$19,972	$22,915